Segments - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Assets	$ 132,001	$ 155,971	$ 152,186
Deferred tax assets	7,370	8,404
Plant, other property and equipment	5,668	6,108	5,785
Operating right-of-use assets	3,222	3,566	3,850
Pension assets	9,850	7,557
Discontinued Operations		2,618
Business Segments
Assets
Assets	99,896	106,458	110,113
Internal transactions
Assets
Assets	(1,608)	(4,686)	(4,317)
Other
Assets
Assets	193	254	1,942
Unallocated amounts
Assets
Cash and marketable securities	6,222	12,463	7,271
Notes and accounts receivable	1,622	1,655	1,601
Deferred tax assets	7,158	8,175	4,917
Plant, other property and equipment	2,196	2,449	2,488
Operating right-of-use assets	1,945	2,368	2,531
Pension assets	9,848	7,557	6,819
Other	$ 4,530	3,514	3,184
Discontinued Operations		$ 15,764	$ 15,638